Equity Incentive Plan Textuals (Details) - Restricted Stock [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period	301,880	400,841
RSAs, Share-based Third Party Liabilities Paid	$ 1,400,000	$ 771,000